Income tax expense - Reconciliation of effective income tax rate from notional income tax rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	(13.88%)	(7.33%)	(3.56%)
Utilisation of previously unrecognized tax losses and deductible temporary differences	(5.50%)	(6.00%)	(2.66%)
Unrecognized tax losses for the year	12.99%	27.76%	29.49%
Unrecognized deductible temporary differences	26.17%	34.68%	5.92%
Effect of non-taxable income	(9.34%)	(10.44%)	(28.53%)
Effect of non-deductible expenses	8.70%	3.18%	11.22%
Others	1.17%	(2.38%)	(4.27%)
Effective tax rate	45.31%	64.47%	32.61%